Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2022 and 2021:

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets
Investments, at fair value	$59,081	$39,081	$—	$20,000
Derivative assets	211,993	—	211,993	—

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Investment, at fair value	$38,367	$38,367	$—	$—
Derivative assets	16,909	—	16,909	—

Liabilities
Derivative liabilities	$71,197	$—	$71,197	$—

Fair Value Measurement Inputs and Valuation Techniques
For flight equipment that we measured at fair value on a non-recurring basis, as a result of aircraft that were impaired, during the year ended December 31, 2022, the following table presents the fair value of such flight equipment that were impaired as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Weighted average
Flight equipment	$459,883,544	Income approach	Discount rate	7%
			Non-contractual cash flows as a % of total cash flows	93%

Fair Value, by Balance Sheet Grouping	The carrying amounts and fair values of our most significant financial instruments as of December 31, 2022 and 2021 were as follows:

	December 31, 2022
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,597,147		$1,597,147	$1,597,147	$—	$—
Restricted cash	159,623		159,623	159,623	—	—
Loans receivable	351,357		329,650	—	—	329,650
Notes receivable	486,223		486,223	—	—	486,223
Investments, at fair value	59,081		59,081	39,081	—	20,000
Derivative assets	211,993		211,993	—	211,993	—
	$2,865,424		$2,843,717	$1,795,851	$211,993	$835,873
Liabilities
Debt	$46,801,683	(a)	$42,525,932	$—	$42,525,932	$—
	$46,801,683		$42,525,932	$—	$42,525,932	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2021
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,728,794		$1,728,794	$1,728,794	$—	$—
Restricted cash	185,959		185,959	185,959	—	—
Loans receivable	403,378		403,378	—	—	403,378
Notes receivable	616,883		616,883	—	—	616,883
Investment, at fair value	38,367		38,367	38,367	—	—
Derivative assets	16,909		16,909	—	16,909	—
	$2,990,290		$2,990,290	$1,953,120	$16,909	$1,020,261
Liabilities
Debt	$50,548,472	(a)	$51,348,160	$—	$51,348,160	$—
Derivative liabilities	71,197		71,197	—	71,197	—
	$50,619,669		$51,419,357	$—	$51,419,357	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.